Business Description and Basis of Preparation - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Business Description And Basis Of Preparation [Line Items]
Revenues		$ 1,954	$ 1,785		$ 4,041	$ 3,685
Reportable segments adjusted EBITDA		781	707		1,687	1,549
Operating segments [member]
Business Description And Basis Of Preparation [Line Items]
Revenues	[1]	1,954	1,785	[2]	4,041	3,685	[2]
Legal Professionals [member] | Operating segments [member]
Business Description And Basis Of Preparation [Line Items]
Revenues	[1]	772	704	[2]	1,528	1,392	[2]
Reportable segments adjusted EBITDA			339			675
Legal Professionals [member] | Operating segments [member] | Revisions To Segment Results Revenue [Member]
Business Description And Basis Of Preparation [Line Items]
Revenues			(5)			(10)
Corporates [member] | Operating segments [member]
Business Description And Basis Of Preparation [Line Items]
Revenues	[1]	537	480	[2]	1,145	1,028	[2]
Reportable segments adjusted EBITDA			172			387
Corporates [member] | Operating segments [member] | Revisions To Segment Results Revenue [Member]
Business Description And Basis Of Preparation [Line Items]
Revenues			8			15
Reportable segments adjusted EBITDA			3			5
Tax, Audit & Accounting Professionals [member] | Operating segments [member]
Business Description And Basis Of Preparation [Line Items]
Revenues	[1]	$ 311	274	[2]	$ 721	632	[2]
Reportable segments adjusted EBITDA			110			318
Tax, Audit & Accounting Professionals [member] | Operating segments [member] | Revisions To Segment Results Revenue [Member]
Business Description And Basis Of Preparation [Line Items]
Revenues			(3)			(5)
Reportable segments adjusted EBITDA			$ (3)			$ (5)

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group (“LSEG”), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.
[2]	The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.